Income Taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits at start of year	$ 160,016	$ 217,584	$ 202,065
Increase related to prior year tax positions	7,374	1,161	16,098
Decrease related to prior year tax positions	(2,525)	(918)	(5,442)
Increase related to current year tax positions	2,171	4,552	5,701
Lapse of statute of limitations	(65,417)	(62,363)	(838)
Unrecognized tax benefits at end of year	$ 101,619	$ 160,016	$ 217,584